Shareholder Report, Holdings (Details) - C000231758	Apr. 30, 2025
U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	94.20%